July 12, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:

Re:	Cohen & Steers MLP Income and Energy Fund, Inc.

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-1A for Cohen & Steers MLP Income and Energy Fund, Inc., a new open-end registered investment company.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

  /s/ Theodore Franzese

Theodore Franzese

Associate General Counsel

Phone: 212 796-9374

Fax: 212 822-1600

e-mail: tfranzese@cohenandsteers.com

280 Park Avenue, New York, NY 10017-1216 Tel: 212.832.3232 Fax: 212.832.3622